INVENTORY (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
INVENTORY
Dried cannabis	$ 19,748,293	$ 5,778,176
Cannabis oils	951,476	337,314
Goods for resale	73,879	1,498
Supplies and consumables	639,083	655,537
Total current inventories	$ 21,412,731	$ 6,772,525